Consolidated Balance Sheets [Parenthetical] (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Jun. 30, 2013 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Jun. 30, 2013 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Convertible Preferred Stock [Member]	Jun. 30, 2013 Series D Convertible Preferred Stock [Member]	Dec. 31, 2012 Series D Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized				5,000,000	5,000,000	5,000,000	51	51	51	500	500	500	1,600,000	1,600,000
Preferred stock, shares issued				0	0	0	51	51	51	190	0	190	1,500,000	0
Preferred stock, shares outstanding				0	0	0	51	51	51	0	0	190	145,000	0
Common Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common Stock, shares issued	7,766,759	2,778,404	712,860
Common Stock, shares outstanding	7,716,838	2,747,308	712,860
Treasury Stock, shares	49,921	31,096	0